Net Pension Assets - Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Discount rate (0.5% movement) [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	$ (506)	$ (410)	$ (366)
Decrease	537	434	388
Compensation - salary increase [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase	99	122	114
Decrease	$ (89)	$ (117)	$ (109)